Operating Leases (Tables)	12 Months Ended
Jul. 31, 2021
Leases [Abstract]
Schedule of operating lease related assets and liabilities recorded on the balance sheets
	As of July 31,
	2021	2020

Right-of- use assets, net	$745,125	$620,593

Operating lease liabilities, current	382,298	433,904
Operating lease liabilities, noncurrent	387,307	203,265
Total operating lease liabilities	$769,605	$637,169

Schedule of weighted average remaining lease terms and discount rates for all of operating leases for continuing operations
	As of July 31,
	2021	2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.08	1.53
Weighted average discount rate	4.90%	4.90%

Schedule of weighted average remaining lease terms and discount rates for all of operating leases for discontinued operations
2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	10.21
Weighted average discount rate	4.90%

Schedule of maturities of lease liabilities
As of July 31, 2021

2022	$409,922
2023	252,969
2024 and thereafter	150,468
Total lease payments	813,360
Less: imputed interest	(43,755)
Present value of lease liabilities	$769,605

As of July 31, 2020

2021	$462,840
2022	198,374
2023 and thereafter	-
Total lease payments	661,214
Less: imputed interest	(24,045)
Present value of lease liabilities	$637,169